Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets		$ 2,921	$ 2,811
Total assets		18,684	21,711
Liabilities
Current liabilities		3,233	4,891
Total liabilities		7,620	9,826
Net earnings (loss) attributable to YPL		2,695	1,338
Thomson Reuters carrying amount		2,030	6,199
YPL (formerly RHL) [member]
Assets
Current assets		160	190
Non-current assets		8,036	14,620
Total assets		8,196	14,810
Liabilities
Current liabilities		105	10
Non-current liabilities		236	202
Total liabilities		341	212
Net assets attributable to YPL		7,855	14,598
Net assets attributable to YPL - beginning period		14,598	15,881
Net earnings (loss) attributable to YPL		2,936	(973)
Distribution to owners		(9,679)	(310)
Net assets attributable to YPL - ending period		$ 7,855	$ 14,598
Thomson Reuters % share		24.60%	42.84%
Thomson Reuters $ share		$ 1,927	$ 6,254
Historical excluded equity adjustment	[1]	(129)	(226)
Thomson Reuters carrying amount		$ 1,798	$ 6,028

[1]	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.